Segment Reporting	6 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING
21.	SEGMENT REPORTING

The Company determined that it operates in two segments: (1) battery cells and packs segment, and (2) e-bicycle sales segment. The battery cells and packs segment engages in selling battery packs and trading battery cells. The e-bicycle sales segment sells e-bicycles on various ecommerce platforms to individual customers.

The Company’s chief operating decision maker (“CODM”), which is its chief executive officer, measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each reportable segment’s revenue and income, which is considered as a segment operating performance measure, for the six months ended March 31, 2022 and 2023:

	For the Six Months Ended March 31, 2022
	Battery cells and packs segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$1,581,023	$4,055,330	$5,636,353	$393,825	$6,030,178
Depreciation and amortization	11,586	314,218	325,804	133,930	459,734
Segment loss before tax	(467,914)	(1,110,789)	(1,578,703)	(468,657)	(2,047,360)
Segment gross profit margin	4.5%	1.6%	2.4%	36.9%	4.7%

	For the Six Months Ended March 31, 2023
	Battery cells and packs segment	E-bicycle sales segment	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$1,732,871	$3,001,709	$4,734,580	$427,118	$5,161,698
Depreciation and amortization	222,039	103,798	325,837	230,081	555,918
Segment loss before tax	(826,691)	(3,093,019)	(3,919,710)	(1,117,055)	(5,036,765)
Segment gross profit margin	3.9%	2.5%	3.0%	9.0%	3.5%

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the six months ended March 31, 2022 and 2023:

	Six Months Ended March 31,
	2022	2023
Net revenues
Total revenue from reportable segments	$5,636,353	$4,734,580
Other revenues	393,825	427,118
Consolidated net revenues	$6,030,178	$5,161,698

Income or loss
Total operating loss for reportable segments	$(1,928,998)	$(6,453,071)
Other income for reportable segments	350,295	2,533,361
Total income for reportable segments	(1,578,703)	(3,919,710)

Unallocated amounts:
Other corporate expense	(468,657)	(1,117,055)
Consolidated loss from continuing operations before income taxes	$(2,047,360)	$(5,036,765)